INVENTORIES (Details Narrative)	Dec. 31, 2022 USD ($) bbl	Mar. 31, 2022 USD ($) bbl	Mar. 31, 2021 USD ($) bbl
Inventory | $	$ 103,324	$ 107,026
Number of barrels of unsold crude oil	4,135	4,935
White River Holdings Corp [Member]
Inventory | $		$ 107,026	$ 122,007
Number of barrels of unsold crude oil		4,935
White River Holdings Corp [Member] | Crude Oil and Natural Gas Liquids (NGL) [Member]
Number of barrels of unsold crude oil			6,198